INTANGIBLE ASSETS AND GOODWILL - Distribution Rights (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS AND GOODWILL
Renewal period for production and distribution contracts	5 years
Intangible assets other than goodwill	$ 668,822,553	$ 663,272,878	$ 680,996,062
Monster distribution rights
INTANGIBLE ASSETS AND GOODWILL
Term of agreement (in years)	4 years
Distribution rights
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	$ 661,026,400	656,294,617	$ 674,920,063
Distribution rights | Chile operation
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	304,888,183	304,969,889
Distribution rights | Brazil operation
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	181,583,404	187,695,738
Distribution rights | Paraguay operation
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	172,594,328	162,825,074
Distribution rights | Argentina operation
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	$ 1,960,485	$ 803,916